Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepayment of advertising fees		$ 18,944	$ 2,983
Advertising deposit			35,199
Advances to suppliers		1,125,187	1,292,023
VAT refund receivable		308,532	460,410
Interest receivable	[1]	44,726	36
Prepayment of office rental		81,239	193,060
Advances to Yinglibao			170,613
Advances to employees		418,271	793,802
NCI receivable			378,204
Advances to consulting service fees		17,773	86,876
Insurance receivable (Note 23)			2,760
Consideration receivable		77,300	77,457
Other current assets		317,323	704,878
Total		$ 2,409,295	$ 4,198,301

[1]	The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. Interest receivable derived from the held-to-maturity securities purchased by the Group. Due to the compliance requirement and our strategy, the Group terminated the purchase of Qiribao starting on April 10, 2017, all the held-to-maturity securities was redeemed by the end of December 31, 2017.